Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Thai Baht [Member]
Schedule of Currency Exchange Rates [Line Items]
Year End Rate	0.0308		0.0291
Average Rate	0.0299	0.0275
Hong Kong Dollar [Member]
Schedule of Currency Exchange Rates [Line Items]
Year End Rate	0.1274		0.1287
Average Rate	0.1282	0.1279
Chinese Renminbi [Member]
Schedule of Currency Exchange Rates [Line Items]
Year End Rate	0.1396		0.137
Average Rate	0.1382	0.1386